Filed Pursuant to Rule 497(e)
1933 Act File No. 333-222463
1940 Act File No. 811-23323

Procure Disaster Recovery Strategy ETF
(the “Fund”)

December 9, 2022

Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information
dated May 22, 2022

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT A CHANGE TO THE FUND’S TICKER SYMBOL EFFECTIVE FEBRUARY 15, 2023, AS DESCRIBED BELOW.

Effective February 15, 2023, the Fund’s ticker symbol will change as follows:

Current Ticker Symbol (through February 14, 2023)		New Ticker Symbol (effective February 15, 2023)
FEMA	→	FIXT

Please retain this supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.